UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           September 30, 2009
                                               --------------------------------


Check here if Amendment [ ]: Amendment Number:
                                               --------------------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
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Address:           2 Bloor Street East, Suite 810
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                   Toronto, Ontario M4W 1A8
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Form 13F File Number:            028-13428
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Maynard
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Title:       Chief Financial Officer
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Phone:       (647) 724-8911
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Signature, Place and Date of Signing:

      /s/ John Maynard               Toronto, Canada       November 16, 2009
----------------------------        -----------------      -----------------
      [Signature]                      [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                      6
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Form 13F Information Table Value Total:                  $39,882
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                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                        WEST FACE CAPITAL INC.
                                                               FORM 13F
                                                   Quarter Ended September 30, 2009

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                          CLASS                    VALUE        SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                          -----                    -----        -------    ---   ----  ----------   -----     ---------------------
NAME OF ISSUER            TITLE          CUSIP    (X$1,000)     PRN AMT    PRN   CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
--------------            -----          -----    ---------     -------    ---   ----  ----------  --------     ----   ------ ----
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BANRO CORP          *W EXP 09/17/201   066800111      1,121    1,000,000    SH            SOLE               1,000,000
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BRISTOW GROUP INC          COM         110394103      5,774      194,469    SH            SOLE                 194,469
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GOLD RESV INC        NOTE 5.500% 6/1   38068NAB4      6,840   10,364,000   PRN            SOLE                                 NONE
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GOLD RESV INC             CL A         38068N108      2,871    3,300,000    SH            SOLE               3,300,000
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MDS INC                    COM         55269P302      8,845    1,079,800    SH            SOLE               1,079,800
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PHI INC                COM NON VTG     69336T205     14,431      711,586    SH            SOLE                                 NONE
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